As filed with the Securities and Exchange Commission on December 14, 2020

Securities Act File No. 333-236451

1940 Act File No. 811-23509

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3

Hamilton Lane Private Assets Fund
(Exact Name of Registrant as Specified in Charter)

One Presidential Boulevard, 4th Floor

Bala Cynwyd, Pennsylvania 19004

(Address of Principal Executive Offices)

(610) 617-5724

(Registrant’s Telephone Number)

Frederick W. Shaw

Hamilton Lane Advisors, L.L.C.

One Presidential Boulevard, 4th Floor

Bala Cynwyd, Pennsylvania 19004

(Name and Address of Agent for Service)

Copy to:

Joshua D. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
OF THIS REGISTRATION STATEMENT.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box [ ]

If any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans, check the following box [X]

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box [ ]

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box [ ]

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:

[ ]	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[ ]	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ___________.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____________.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _________.

Check each box that appropriately characterizes the Registrant:

[X] Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

[ ] Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act.

[ ] Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[ ] A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[ ] Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

[ ] Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934).

[ ] If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

[X] New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED AMOUNT BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER SHARE(1)	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE(1)	AMOUNT OF REGISTRATION FEE(2)
Shares	50,000,000	$10.00	$500,000,000	$64,900.00

(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2)	Previously paid.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File Nos. 333-236451 and 811-23509) of Hamilton Lane Private Assets Fund (as amended prior to the date hereof, the “Registration Statement”) is being filed solely for the purpose of filing an exhibit to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 3 consists only of a facing page, this explanatory note, Part C of the Registration Statement and Exhibit (a)(1) filed pursuant to Item 25 of the Registration Statement. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement.

PART C:

OTHER INFORMATION

Hamilton Lane Private Assets Fund (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Audited financial statements of the Fund as of June 19, 2020, the audited financial statements of Hamilton Lane Evergreen Private Fund LP, for the period September 1, 2020 (commencement of operations) to September 30, 2020 and unaudited financial statements of the Fund as of October 31, 2020 are incorporated by reference to the appendix of the Registrant’s Statement of Additional Information on Form N-2 (Reg. 811-23509) as previously filed on December 1, 2020.

(2)	Exhibits

(a)(1)	Amended and Restated Declaration of Trust is filed herewith.

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on February 14, 2020.

(b)	By-Laws of the Registrant are incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(c)	Not applicable.

(d)	Refer to Exhibit (a)(1), (b).

(e)	Not applicable.

(f)	Not applicable.

(g)(1)	Form of Investment Management Agreement is incorporated by reference to Exhibit (g)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(h)(1)	Form of Distribution Agreement is incorporated by reference to Exhibit (h)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(h)(2)	Form of Distribution and Service Plan is incorporated by reference to Exhibit (h)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(i)	Not applicable.

(j)	Form of Custody Agreement is incorporated by reference to Exhibit (j) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(k)(1)	Form of Administration, Fund Accounting and Recordkeeping Agreement is incorporated by reference to Exhibit (k)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(k)(2)	Form of Expense Limitation and Reimbursement Agreement is incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(k)(3)	Form of Escrow Agreement is incorporated by reference to Exhibit (k)(3) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(k)(4)	Form of Joint Liability Insurance Agreement is incorporated by reference to Exhibit (k)(4) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(l)(1)	Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on December 1, 2020.

(l)(2)	Opinion of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l) to Registrant’s Registration Statement on Form N-2 (Reg. No. 811-23509) as previously filed on July 6, 2020.

(m)	Not applicable.

(n)	Consent of Cohen & Company, Ltd. is incorporated by reference to Exhibit (n) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on December 1, 2020.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant and Hamilton Lane Advisors, L.L.C. is incorporated by reference to Exhibit (r)(1) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

(s)	Powers of Attorney are incorporated by reference to Exhibit (s) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23509) as previously filed on July 6, 2020.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$67,165
Legal fees	$369,068
Printing fees	$32,000
Blue Sky fees	$42,301
Transfer Agent Fees	$45,000
Total	$555,534

Item 28. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 29. Number of Holders of Securities

Title of Class	Number of Shareholders*
Shares	0

*	As of December 14, 2020.

Item 30. Indemnification

Section 8.1-8.4 of Article VIII of the Registrant’s Agreement and Declaration of Trust states:

Section 8.1 Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Section 8.2 Indemnification. The Trust shall indemnify each of its Trustees, officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative, regulatory, or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and (b) any of (i) such Covered Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 8.3 Indemnification Determinations. Indemnification of a Covered Person pursuant to Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

Section 8.4 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Additionally, the Registrant’s various agreements with its service providers contain indemnification provisions.

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Registrant’s investment adviser, Hamilton Lane Advisors, L.L.C. (the “Investment Manager”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which the Investment Manager, and each director, executive officer, managing member or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-55813), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of the Investment Manager and/or the Registrant’s counsel. The address of each is as follows:

1.	Hamilton Lane Advisors, L.L.C.

One Presidential Boulevard, 4th Floor

Bala Cynwyd, Pennsylvania 19004

2.	Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

3.	UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Not applicable.

2.	Not applicable.

3.	The Registrant hereby undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)	that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)	if the Registrant is relying on Rule 430B:

(A)	Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and
(B)	Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)	if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e)

that, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	any free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	Not applicable.

5.	Not applicable.

6.	Not applicable.

7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bala Cynwyd in the Commonwealth of Pennsylvania on the 14th day of December, 2020.

Hamilton Lane Private Assets Fund

By:	/s/ Andrew Schardt
Name: Andrew Schardt
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Andrew Schardt
Andrew Schardt	Trustee and President

/s/ Elina Magid
Elina Magid	Treasurer

*Thomas J. Allingham II
Thomas J. Allingham II	Trustee

*Holly Flanagan
Holly Flanagan	Trustee

*Jeff Ladouceur
Jeff Ladouceur	Trustee

*Frederick W. Shaw
Frederick W. Shaw	Trustee

*By:	/s/ Adam B. Shane
Adam B. Shane
Attorney-in-Fact
(pursuant to power of attorney)

Exhibit Index

(a)(1)	Amended and Restated Declaration of Trust